Principal Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 29, 2023
Accounting Policies [Line Items]
Prepayments received from customers		¥ 6,000		$ 1,384	¥ 9,828,000
Revenue recognized from contract liability	¥ 6,000	3,002,000	¥ 0
Other income	13,191,000	29,726,000	543,000
Employee social security and welfare benefits	8,291,000	5,755,000	2,748,000
Appropriations to statutory reserve	¥ 787,000	¥ 3,804,000	¥ 43,674,000
Weighted number of potentially diluted shares outstanding | shares	0	0	0
Foreign currency exchange rate		6.9646		7.0827	7.0827
Amortization of right-of-use assets		¥ 946,000	¥ 801,000
Decrease in lease liabilities		935,000	875,000
RMB
Accounting Policies [Line Items]
Foreign currency exchange rate						7.0999
Interest expense and grantee fee [Member]
Accounting Policies [Line Items]
Prior period reclassification adjustment		73,000	197,000
Other income [Member]
Accounting Policies [Line Items]
Prior period reclassification adjustment		29,799,000	740,000
Fair Value Measurements Recurring [Member]
Accounting Policies [Line Items]
Assets, Fair Value Disclosure		0
Government Grants [Member]
Accounting Policies [Line Items]
Other income	¥ 13,201,000	29,799,000	661,000
Other current liabilities		¥ 0	¥ 2,520,000		¥ 0
Maximum [Member]
Accounting Policies [Line Items]
Current Rates of Surcharge	6.00%
Minimum [Member]
Accounting Policies [Line Items]
Current Rates of Surcharge	5.00%